Stockholders' Equity (Additional Information) (Detail) - shares	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Business close date	Mar. 30, 2024
Preferred stock purchase rights	Each right entitles the registered holder thereof to purchase from the Company a unit consisting of one ten-thousandth of a share (a “Unit”) of Series A Junior Participating Cumulative Preferred Stock, par value $0.001 per share, of the Company at a cash exercise price of $3.75 per Unit, subject to adjustment, under certain conditions specified in the Rights Plan.
Preferred stock, Shares authorized	10,000,000	10,000,000	10,000,000
Stockholder Rights Plan [Member]
Class of Stock [Line Items]
Dividend distribution	one preferred stock purchase right for each outstanding share of the Company’s common stock to stockholders of record as of the close of business on April 11, 2023 (the “Record Date”)
Equity ownership threshold rights exercisable	10.00%
Conversion description	In the event that the rights become exercisable due to the triggering ownership threshold being crossed, each right will entitle its holder (other than the person, entity or group triggering the Rights Plan, whose rights will become void and will not be exercisable) to receive shares of common stock having a market value equal to two times the exercise price of the right. In the event of a merger or similar change of control of the Company, each right will entitle its holder (other than the person, entity or group triggering the Rights Plan, whose rights will become void and will not be exercisable) to receive shares of common stock of the acquiring company having a market value equal to two times the exercise price of the right.
Stockholder Rights Plan [Member] | Series A Junior Participating Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Shares authorized	15,000